Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Reconciliation of Effective Income Tax (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income (loss) before tax for the period		€ (53,560)	€ (183,698)	€ (63,935)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%		(17,664)	(60,584)	(21,086)
Changes in unrecognized tax losses		12,670	46,175	20,061
Changes in deferred taxes on timing differences		802	14,648	1,261
Deconsolidation gain		(13,232)	0	0
Intercompany provisions and liability		17,770	0	0
MCN* non-tax-deductible expenses	[1]	0	0	753
CSOP non-tax-deductible expenses		(328)	215	626
RSU* supervisory board non-tax-deductible expenses	[1]	(104)	160	0
ESOP non-tax-deductible expenses		(102)	102	0
Tax-deductible transaction costs		345	(532)	(937)
Convertible tax-deductible expenses		(734)	(754)	0
Non-tax-deductible expenses		25	33	37
Other		552	(537)	(715)
Effective income tax income for the period		€ 0	€ 0	€ 0

[1]	MCN (Mandatory Convertible Notes), RSU (Restricted Stock Units)